Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000006776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class A
Trading Symbol	MVCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.60%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	29.60%	11.61%	9.66%
A with initial sales charge (5.75%)	22.15%	10.30%	9.01%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[1]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class B
Trading Symbol	MCBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.63%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	28.63%	10.78%	8.84%
B with CDSC (declining over six years from 4% to 0%)×	24.63%	10.51%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[2]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class C
Trading Symbol	MVCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.61%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	28.61%	10.77%	8.84%
C with CDSC (1% for 12 months)×	27.61%	10.77%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[3]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006783 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class I
Trading Symbol	MCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.91%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	29.91%	11.89%	9.93%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[4]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006785 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R1
Trading Symbol	MVCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 28.64%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	28.64%	10.77%	8.84%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[5]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006787 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R2
Trading Symbol	MCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$142	1.24%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.26%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	29.26%	11.34%	9.39%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[6]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006788 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R3
Trading Symbol	MVCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.58%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	29.58%	11.61%	9.66%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[7]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R4
Trading Symbol	MVCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 29.91%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	29.91%	11.89%	9.94%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[8]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000125404 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	MVCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Mid Cap Value Fund (fund) provided a total return of 30.08%, at net asset value. This compares with a return of 35.19% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 29.01%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    Security selection within the information technology, industrials, and materials sectors contributed to relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Security selection within both the consumer discretionary and utilities sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	30.08%	12.03%	10.09%
Comparative Benchmark(s)
Russell 3000® Index +∆	35.19%	15.26%	12.83%
Russell Midcap® Value Index +∆	29.01%	10.33%	8.93%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 17,864,161,011
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 96,789,918	[9]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	17,864,161,011	Total Management Fee ($)#:	96,789,918
Total Number of Holdings:	145	Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Financials	18.7%
Industrials	18.3%
Consumer Discretionary	9.5%
Materials	8.9%
Utilities	7.9%
Health Care	7.9%
Real Estate	7.4%
Information Technology	7.2%
Consumer Staples	6.6%
Energy	5.2%
Communication Services	0.7%
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
PG&E Corp.	1.4%
M&T Bank Corp.	1.1%
Toll Brothers, Inc.	1.1%
Cencora, Inc.	1.1%
Extra Space Storage, Inc., REIT	1.1%
Public Service Enterprise Group, Inc.	1.1%
Eastman Chemical Co.	1.1%
Graphic Packaging Holding Co.	1.1%
Leidos Holdings, Inc.	1.0%

C000006789 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class A
Trading Symbol	MUEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class A shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.61%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	36.61%	16.31%	12.11%
A with initial sales charge (5.75%)	28.75%	14.95%	11.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[10]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000006790 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class B
Trading Symbol	MUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$176	1.49%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class B shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.58%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	35.58%	15.44%	11.27%
B with CDSC (declining over six years from 4% to 0%)×	31.58%	15.21%	11.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[11]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000006791 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class C
Trading Symbol	MUECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.49%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class C shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.57%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	35.57%	15.45%	11.27%
C with CDSC (1% for 12 months)×	34.57%	15.45%	11.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[12]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000006792 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class I
Trading Symbol	MUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class I shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.95%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	36.95%	16.61%	12.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[13]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000068492 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R1
Trading Symbol	MUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$176	1.49%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R1 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 35.59%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	35.59%	15.40%	11.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[14]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000068493 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R2
Trading Symbol	MUESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$117	0.99%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R2 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.25%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	36.25%	16.02%	11.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[15]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000068494 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R3
Trading Symbol	MUETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R3 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.57%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	36.57%	16.31%	12.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[16]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000068495 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R4
Trading Symbol	MUEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R4 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 36.96%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	36.96%	16.61%	12.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[17]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

C000068496 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Core Equity Fund
Class Name	Class R6
Trading Symbol	MUEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended September 30, 2024, Class R6 shares of the MFS Blended Research Core Equity Fund (fund) provided a total return of 37.05%, at net asset value. This compares with a return of 36.35% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and bolstering consumer and investor confidence.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the utilities and information technology sectors benefited relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Security selection within both the health care and industrials sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 9/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	37.05%	16.72%	12.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	36.35%	15.98%	13.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,438,688,207
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,759,236	[18]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 9/30/24
Net Assets ($):	1,438,688,207	Total Management Fee ($)#:	4,759,236
Total Number of Holdings:	110	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 9/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	30.3%
Financials	13.2%
Health Care	12.2%
Communication Services	9.5%
Consumer Discretionary	9.4%
Industrials	7.5%
Consumer Staples	5.7%
Energy	3.8%
Real Estate	3.1%
Utilities	3.0%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.5%
Microsoft Corp.	7.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., "A"	4.0%
Alphabet, Inc., "A"	2.4%
AbbVie, Inc.	2.1%
Visa, Inc., "A"	2.0%
Johnson & Johnson	1.9%
Salesforce, Inc.	1.8%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.